DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS
NOTE 4 – DISCONTINUED OPERATIONS

During the year ended December 31, 2017, the Company committed to a plan to cease the aviation security operations of its subsidiary in Cyprus.

As of December 31, 2020 and 2019 the Company had no assets or liabilities in its consolidated balance sheets that related to the discontinued operations.

A summary of the Company’s consolidated statements of operations from the above discontinued operations for the years ended December 31, 2020, 2019 and 2018 are as follows:

	For the Years Ended December 31,
	2020	2019	2018

Revenue	$-	$-	$-
Cost of revenue	-	-	-
GROSS PROFIT	-	-	-
Selling, general and administrative	-	-	289
Net loss	-	-	(289)
Less: Net loss attributable to non-controlling interests	-	-	123
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE
TO ICTS INTERNATIONAL N.V.	$-	$-	$(166)